Note 20 - Costs of Sales	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Costs of Sales [Text Block]
20—
COSTS OF SALES

Costs of sales consist of the following:

	2019	2018	2017
Direct costs of sales	(14,919)	(13,683)	(12,706)
Indirect costs of sales	(8,990)	(8,583)	(8,232)
Total costs of sales	(23,909)	(22,266)	(20,938)